Document and Entity Information	Apr. 09, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001570827
Document Type	8-K
Document Period End Date	Apr. 09, 2024
Entity Registrant Name	Victory Capital Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38388
Entity Tax Identification Number	32-0402956
Entity Address, Address Line One	15935 La Cantera Parkway
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78256
City Area Code	(216)
Local Phone Number	898-2400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	VCTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false